Consolidated Statements of Comprehensive Income (Loss) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Income (loss) for the year		R$ (1,868,852)	R$ (3,141,626)	R$ 437,384
Other comprehensive income (loss), net of taxes
Gain (loss) on foreign currency translation of foreign operations		(309,065)	96,523	(403,475)
Gain (loss) on net investment hedge		145,328	87,929	(96,555)
Cash flow hedges – effective portion of changes in fair value		130,600	49,292	(121,303)
Cash flow hedges – reclassified to profit or loss		242,776	226,290	(26,201)
Items that are or may be reclassified subsequently to profit or loss		209,639	460,034	(647,534)
Equity investments measured at FVTOCI - changes in fair value	[1]			26,030
Actuarial gains (losses) on pension and post-employment plans		(42,225)	44,725	130,671
Items that will not be reclassified to profit or loss		(42,225)	44,725	156,701
Total comprehensive income (loss), net of taxes		(1,701,438)	(2,636,867)	(53,449)
Attributable to
Controlling shareholders		(1,681,122)	(2,691,426)	(52,127)
Non-controlling interest		R$ (20,316)	R$ 54,559	R$ (1,322)

[1]	FVTOCI: Fair Value Through Other Comprehensive Income.